Description of Business and Summary of Significant Accounting Policies And Going Concern (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Business, Summary of Significant Accounting Policies, and Going Concern
Schedule of Disaggregation of Revenue

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Professional services (over time)	$424,831	$2,990,804	$1,326,403	$3,760,242
License fees (over time)	86,250	75,000	258,750	225,000
Total Revenue	$511,081	$3,065,804	$1,585,153	$3,985,242

	For the years ended December 31,
	2023	2022
Professional services (over time)	$4,260,275	$4,415,512
Termination expense reimbursement (one time)	—	719,565
License fees (over time)	300,000	250,000
Total Revenue	$4,560,275	$5,385,077